Basis of Presentation and Summary of Significant Accounting Policies (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) Segments shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) Segments shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) OperatingSegment shares	Dec. 31, 2021 USD ($) shares
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accounts Receivable, Allowance for Credit Loss, Current	3,879		$ 107,860	107,860	$ 107,860	$ 107,860	$ 107,860	$ 107,860	262,489
Bad debt expenses for accounts receivable	$ 3,879	$ 217,916		$ 92,619					231,699
Property and equipment estimated useful lives	3 years		3 years	3 years	3 years	3 years	3 years	3 years
Number of operating segments	1					1		1
Impairments of goodwill	$ 0	0		$ 0					0
Total revenues	3,478,794	4,312,431		5,332,979					5,207,210
Advertising costs	535,709	635,867		783,764					815,134
Bad debt expenses for accounts receivable balances directly written-off				12,467					205,350
Impairment of intangible assets				0					1,634,242
Intangible assets fair value									0
Deferred offering costs	2,291,343		$ 1,524,934	1,524,934	$ 1,524,934	$ 1,524,934	$ 1,524,934	$ 1,524,934	$ 0
Total lease payments				6,500
Demio And High Attendance Acquisitions [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of intangible assets recognized as part of Business Acquisition									100.00%
Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Bad debt expenses for accounts receivable	$ 37,099	$ 44,514
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Major Customers			three
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer 1 [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage							21.00%		35.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer 2 [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage							16.00%		25.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer 3 [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage							10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage							47.00%		60.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	100.00%	100.00%					100.00%		100.00%
Total revenues				259,635					$ 106,531
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Customer 1 [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	10.00%						10.00%		10.00%
Number of Major Supplier	one		one						one
7GC Co Holdings INC [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)	$ 250,000		$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000
7GC Co Holdings INC [Member] | Private Placement [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	18,850,000				18,850,000
7GC Co Holdings INC [Member] | Common Class A [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Subject to possible redemption | shares	3,329,638		5,076,777	5,076,777	5,076,777	5,076,777	5,076,777	5,076,777	23,000,000